Average Annual Total Returns		12 Months Ended	23 Months Ended	33 Months Ended
	Nov. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
DIVERSIFIED EQUITY FUND | Diversified Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.76%		7.06%
Performance Inception Date	Mar. 30, 2022
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.91%		6.46%
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.06%		5.29%
DIVERSIFIED EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		11.01%
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.52%	5.58%
Performance Inception Date	Feb. 01, 2023
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.08%	3.13%
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.24%	3.20%
ENHANCED FIXED INCOME FUND | Bloomberg Global Aggregate Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index (USD) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		(1.69%)	0.03%
ENHANCED FIXED INCOME FUND | The Fund's 50/50 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's 50/50 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.38%	7.98%